5. Goodwill and Intangible Assets, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net

Note 6: Goodwill and Intangible Assets, Net

Goodwill

In 2013, the Company recognized $10,365,806 in Goodwill, representing the excess of the fair value of the consideration for the Merger over net identifiable assets acquired. Pursuant to FASB ASC 350-20, Goodwill is not subject to amortization but is subject to annual review to determine if certain events warrant impairment to the Goodwill asset. Through September 30, 2019, the Company has not recognized any impairment to Goodwill.

Intangible Assets, Net

The Company had the following intangible assets as of September 30, 2019, and December 31, 2018:

	September 30, 2019	December 31, 2018
Trademarks (a)	$129,831	$129,831
Product Masters (a)	64,676	64,676
Other Intangible Assets (a)	272,528	272,529
Intangible Assets, Gross	467,035	467,036
Less Accumulated Amortization (b)	(405,996)	(377,048)
Intangible Assets, Net	$61,039	$89,988

(a)	Pursuant to FASB ASC 350-30-35, the Company reviews these intangible assets periodically to determine if the value should be retired or impaired due to recent events. Through September 30, 2019, the Company has not recognized any impairment expense related to these assets.
(b)	During the three months ended September 30, 2019 and September 30, 2018, the Company recognized $9,456 and $9,560, respectively, in amortization expense related to the Trademarks, Product Masters, and Other Intangible Assets. During the nine months ended September 30, 2019 and September 30, 2018, the Company recognized $28,949 and $37,877, respectively, in amortization expense related to the Trademarks, Product Masters, and Other Intangible Assets.

Expected future intangible asset amortization as of September 30, 2019 is as follows:

Fiscal Year:
2019	$9,456
2020	37,835
2021	9,698
2022	1,861
2023	1,465
2024	724
Total	$61,039

Note 5: Goodwill and Intangible Assets, Net

Goodwill

In 2013, the Company recognized $10,365,805 in Goodwill, representing the excess of the fair value of the consideration over net identifiable assets acquired. Pursuant to FASB ASC 350-20, Goodwill is not subject to amortization but is subject to annual review to determine if certain events warrant impairment to the Goodwill asset. Through December 31, 2018, the Company has not recognized any impairment to Goodwill.

Intangible Assets, Net

The Company had the following intangible assets as of December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017

Identifiable Artistic-Related Assets (a)	–	$1,740,000
Trademarks (b)	$129,831	129,831
Product Masters (b)	64,676	64,676
Other Intangible Assets (b)	272,529	251,171
Intangible Assets, Gross	467,036	2,185,678
Less Accumulated Amortization (c)	(377,048)	(329,398)
Intangible Assets, Net	$89,988	$1,856,280

(a) In connection with the Merger in 2013, the Company acquired $1,740,000 of Identifiable Artistic-Related Assets. These assets, related to certain properties owned by A Squared and assumed by the Company, were valued using an independent firm. Based on certain legal, regulatory, contractual, and economic factors, the Company has deemed these assets to be indefinite-lived. Hence, pursuant to FASB ASC 350-30, these assets are not subject to amortization and are tested annually for impairment. As of December 31, 2018, the Company performed an analysis and determined the Identifiable Artistic-Related Intangible Assets no longer have value and as a result has recognized $1,740,000 of impairment expense related to the Identifiable Artistic-Related Intangible Assets.

(b) Pursuant to FASB ASC 350-30-35, the Company reviews these intangible assets periodically to determine if the value should be retired or impaired due to recent events. Through December 31, 2018, the Company has not recognized any impairment expense related to these assets.

(c) During the years ended December 31, 2018 and December 31, 2017, the Company recognized, $47,650 and $55,520, respectively, in amortization expense related to the Trademarks, Product Masters, and Other Intangible Assets.

Expected future intangible asset amortization as of December 31, 2018 is as follows:

Fiscal Year:
2019	$38,405
2020	37,825
2021	9,698
2022	1,861
2023	1,465
Remaining	734
Total	$89,988